Schedule of Investments

March 31, 2023 (Unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 19.7%

Communication Services - 0.8%
Alphabet, Inc. - Class A (2)	12	1,245
Alphabet, Inc. - Class C (2)	4,741	493,064
COMCAST CORP NEW CL A	2,269	86,018
IDT CORPORATION (2)	32	1,091
META PLATFORMS INC (2)	1,001	212,152
T-MOBILE US INC (2)	1,591	230,440
VERIZON COMMUNICATIONS INC	93	3,617

		1,027,627

Consumer Discretionary - 2.3%
ADTALEM GLOBAL EDUCATION INC (2)	8	309
AMAZON.COM INC (2)	132	13,634
AUTOZONE INC (NEV) (2)	7	17,207
BEST BUY CO INC	1,368	107,073
BLOOMIN' BRANDS INC	307	7,875
BOOKING HOLDINGS INC (2)	80	212,193
BORG WARNER INC	1,092	53,628
BURLINGTON STORES INC (2)	341	68,916
CAVCO INDUSTIRES INC (2)	3	953
CHICO'S FAS INC (2)	62	341
CONTEXTLOGIC INC (2)	134	60
COURSERA INC (2)	18	207
DECKERS OUTDOOR CORP (2)	131	58,891
EXPEDIA GROUP INC (2)	1,355	131,476
FIVE BELOW INC (2)	42	8,651
FRONTDOOR INC (2)	18	502
GARMIN LIMITED	20	2,018
GENTEX CORP	53	1,486
GOODYEAR TIRE & RUBBER CO (2)	1,583	17,445
GRAND CANYON EDUCATION INC (2)	220	25,058
HOME DEPOT INC	1,502	443,270
LA Z BOY INC	25	727
LENNAR CORP	2,234	234,816
LIGHT & WONDER INC (2)	229	13,751
LKQ CORPORATION	1,141	64,763
LULULEMON ATHLETICA INC (2)	400	145,676
M/I HOMES INC (2)	41	2,587
MCDONALDS CORP	8	2,237
MOHAWK INDS INC (2)	1,091	109,340
NIKE INC	2,230	273,487
O'REILLY AUTOMOTIVE INC (2)	81	68,767
PATRICK INDS INC	7	482
PETCO HEALTH AND WELLNESS COMPANY, INC (2)	312	2,808
PVH CORPORATION	525	46,809
QURATE RETAIL INC (A) (2)	353	349
ROSS STORES INC	1,670	177,237
SKYLINE CHAMPION CORPORATION (2)	657	49,426
SLEEP NUMBER CORP (2)	562	17,090
TEMPUR SEALY INTERNATIONAL INC	8	316
TEXAS ROADHOUSE INC	454	49,059
TJX COMPANIES INC	1,707	133,761
Town Sports International (2)(5)	464	0
TRACTOR SUPPLY CO	1	235
TUPPERWARE BRANDS CORP (2)	164	410
Ulta Beauty, Inc. (2)	201	109,680
WHIRLPOOL CORP	332	43,831
YUM BRANDS INC	1,837	242,631

		2,961,468

Consumer Staples - 0.5%
ARCHER DANIELS MIDLAND CO	14	1,115
CAL MAINE FOODS INC	16	974

CASEYS GEN STORES INC	13	2,814
COCA COLA CO	1,234	76,545
COSTCO WHOLESALE CORP	25	12,422
FLOWERS FOODS INC NEW	10	274
INGLES MKTS INC	4	355
KIMBERLY CLARK CORP	335	44,964
KROGER CO	97	4,789
MEDIFAST INC	12	1,244
MOLSON COORS BEVERAGE COMPANY	7	362
PEPSICO INC	2,588	471,792
PILGRIMS PRIDE CORP (2)	64	1,484
THE KRAFT HEINZ COMPANY	10	387

		619,521

Energy - 1.4%
APA CORPORATION	157	5,661
ARCH RESOURCES INC	11	1,446
BAKER HUGHES COMPANY	29	837
CALLON PETROLEUM CO (2)	45	1,505
CHAMPIONX CORP	26	705
CHEVRON CORP	3,248	529,944
CHORD ENERGY CORPORATION	11	1,481
CIVITAS RESOURCES INC	52	3,554
COMSTOCK RESOURCES INC	12	129
CONOCOPHILLIPS	1,247	123,715
COTERRA ENERGY INC	55	1,350
DELEK US HOLDINGS INC NEW	13	298
DEVON ENERGY CORP	72	3,644
DIAMONDBACK ENERGY, INC	171	23,114
EOG RESOURCES INC	1,291	147,987
EXXON MOBIL CORP	5,538	607,297
FLEX LNG LTD	39	1,310
HALLIBURTON CO HLDG CO	12	380
HF SINCLAIR CORPORATION	73	3,532
KINDER MORGAN INC (DELAWARE)	10	175
MAGNOLIA OIL & GAS CORPORATION	24	525
MARATHON OIL CORP	19	455
MARATHON PETROLEUM CORP	9	1,213
MURPHY OIL CORP	23	851
NORTHERN OIL & GAS INC	13	395
OCCIDENTAL PETE CORP	472	29,467
OVINTIV INC	500	18,040
PHILLIPS 66	877	88,910
PIONEER NATURAL RESOURCES	308	62,906
SANDRIDGE ENERGY INC NEW (2)	18	259
SM ENERGY CO	80	2,253
TEEKAY CORPORATION (2)	65	402
VALERO ENERGY CORP	327	45,649
VITAL ENERGY INC (2)	25	1,139
Westmoreland Coal Co (2)(5)	410	0
WORLD FUEL SERVICES CORP	33	843

		1,711,371

Financials - 3.0%
ALLY FINANCIAL INC	2,417	61,609
AMERICAN EQ INVT LIFE HLDG CO	200	7,298
AMERICAN INTL GROUP NEW	2,384	120,058
AXIS CAPITAL HLDGS LTD	2	109
BANK OF NEW YORK MELLON CORP	992	45,076
Berkshire Hathaway Class B (2)	7,456	2,302,189
BRIGHTHOUSE FINANCIAL, INC (2)	1,134	50,021
Cantaloupe, Inc. (2)	83	473
CAPITAL ONE FINL CORP	116	11,155
CHUBB LIMITED	80	15,534
CUSTOMERS BANCORP INC (2)	1,561	28,910
EAST WEST BANCORP INC	2,078	115,329
ESSENT GROUP LTD	152	6,088
F&G ANNUITIES & LIFE INC	53	960
FIRST AMERICAN FINANCIAL CORP	233	12,969
INTERNATIONAL MONEY EXPRESS INC (2)	5	129
JACKSON FINANCIAL INC	178	6,659

LOEWS CORPORATION	644	37,365
MARSH & MCLENNAN COS INC	236	39,306
MASTERCARD INCORPORATED	867	315,076
MEDLEY MANAGEMENT INC (2)(5)	25	0
NEW YORK COMMNTY BANCORP INC	1,220	11,029
NMI HOLDINGS INC (A) (2)	111	2,479
NORTHERN TRUST CORP	429	37,808
OLD REPUBLIC INTERNATIONAL CORPORATION	23	574
ONEMAIN HOLDINGS INC	129	4,783
PATHWARD FINANCIAL INC	69	2,863
RADIAN GROUP INC	55	1,216
RAIT Financial Trust (2)(5)	368	0
STATE STREET CORP	5	378
STEWART INFORMATION SVCS CRP	220	8,877
SYNCHRONY FINANCIAL	1,427	41,497
WALKER & DUNLOP INC	27	2,057
WEX INC (2)	246	45,237
WILLIS TOWERS WATSON PLC	868	201,706

		3,536,817

Healthcare - 3.3%
ABBOTT LABS	90	9,113
ABBVIE INC	1,890	301,209
AMERISOURCEBERGEN CORP	108	17,292
AMGEN INC	878	212,257
AMNEAL PHARMACEUTICALS INC (2)	442	614
AVALO THERAPEUTICS, INC. (2)	62	109
AVANOS MEDICAL INC (2)	14	416
Avid Bioservices, Inc. (2)	1,549	29,059
BIOGEN INC (2)	414	115,104
BRISTOL-MYERS SQUIBB CO	1,491	103,341
CARDINAL HEALTH INC	722	54,511
CATALENT INC (2)	857	56,313
CENTENE CORPORATION (2)	644	40,707
CENTOGENE N.V. (2)	138	90
CVS HEALTH CORP	1,814	134,798
DANAHER CORP	1,041	262,374
EDWARDS LIFESCIENCES CORP (2)	3	248
ELEVANCE HEALTH INC	271	124,609
ELI LILLY & CO	476	163,468
ELOXX PHARMACEUTICALS, INC (2)	15	38
EMBECTA CORP	30	844
FULGENT GENETICS, INC. (2)	649	20,262
GENPREX, INC (2)	271	247
GILEAD SCIENCE INC	1,984	164,612
HAEMONETICS CORP (2)	155	12,826
HCA HEALTHCARE INC	345	90,970
HUMANA INC	180	87,383
IDEXX LABORATORIES CORP (2)	333	166,527
INCYTE CORPORATION (2)	119	8,600
INTUITIVE SURGICAL INC (2)	801	204,631
JOHNSON AND JOHNSON	3,023	468,565
LANTHEUS HOLDINGS INC (2)	212	17,503
MCKESSON CORP	78	27,772
MEDTRONIC PLC	20	1,612
MERCK & CO INC	460	48,939
MIMEDX GROUP INC (2)	22	75
MOLINA HEALTHCARE INC (2)	62	16,584
NEUROCRINE BIOSCIENCES INC (2)	100	10,122
ONCOCYTE CORPORATION (2)	195	69
ORGANON & CO	36	847
ORTHOFIX MEDICAL INC (2)	33	553
PALATIN TECHNOLOGIES INC NEW (2)	34	94
PFIZER INC	163	6,650
QUEST DIAGNOSTICS INC	191	27,023
REGENERON PHARMACEUTICALS INC (2)	45	36,975
TG THERAPEUTICS INC (2)	803	12,077
The Cigna Group	32	8,177
TWIST BIOSCIENCE CORPORATION (2)	79	1,191
UNITEDHEALTH GROUP INC (DEL)	976	461,248
UNIVERSAL HEALTH SVR INC	145	18,430
VERTEX PHARMACEUTICALS (2)	430	135,480

VIATRIS INC.	1,051	10,111
VIR BIOTECHNOLOGY, INC. (2)	83	1,931
WEST PHARMACEUTICAL SVCS INC	161	55,782
ZIMMER BIOMET HOLDINGS INC	654	84,497
ZOETIS INC	348	57,921

		3,892,800

Industrials - 1.6%
ACUITY BRANDS INC	4	731
AGCO CORP	18	2,434
ALASKA AIR GROUP INC (2)	2,280	95,669
AMETEK INC	6	872
ARGAN INC	14	567
BLUELINX HOLDINGS INC (2)	22	1,495
BOISE CASCADE COMPANY	47	2,973
BUILDERS FIRSTSOURCE INC (2)	1,108	98,368
BWX TECHNOLOGIES INC	11	693
COMFORT SYSTEMS USA INC	9	1,314
COPART INC (2)	5,626	423,131
CRANE COMPANY	6	681
DEERE & CO	42	17,341
DELTA AIR LINES INC. (NEW) (2)	3	105
DONALDSON INC	12	784
DOVER CORP	1,770	268,934
EMCOR GROUP INC	253	41,135
ENCORE WIRE CORP	4	741
FASTENAL CO	7	378
GENCO SHIPPING & TRADING LTD	7	110
GRACO INC	4,839	353,295
GRAINGER W W INC	28	19,287
HEIDRICK & STRUGGLES INTL	15	455
HUB GROUP INC (2)	4	336
HUBBELL INC	104	25,304
ITT CORP	470	40,561
LOCKHEED MARTIN CORP	32	15,127
MATSON INC	107	6,385
MDU RESOURCES GROUP INC	58	1,768
MYR GROUP, INC. (2)	4	504
NORTHROP GRUMMAN CORP	13	6,002
PRIMORIS SERVICES CORP	63	1,554
REGAL REXNORD CORP	4	563
REPUBLIC SERVICES INC	2	270
SENSATA TECHNOLOGIES HOLDING PLC	10	500
SOUTHWEST AIRLINES CO	1,669	54,309
TEREX CORP NEW	145	7,015
TETRA TECH INC	242	35,552
UFP Industries, Inc.	6	477
United Airlines Holdings, Inc. (2)	1,222	54,074
UNITED RENTALS INC	435	172,156
UNIVAR SOLUTIONS INC (2)	4	140
VALMONT INDS INC	3	958
WASTE MANAGEMENT INC	932	152,074
WATSCO INC	177	56,314

		1,963,436

Information Technology - 6.4%
ADOBE INC. (2)	418	161,085
APPLE INC	10,374	1,710,673
APPLIED MATERIALS INC	266	32,673
AVNET INC	2	90
AXCELIS TECHNOLOGIES INC (2)	264	35,178
BROADCOM INC	19	12,189
CDW CORPORATION	889	173,257
CISCO SYSTEMS INC	1,315	68,742
COMMVAULT SYSTEMS INC (2)	36	2,043
DELL TECHNOLOGIES INC	38	1,528
DIGITAL TURBINE INC (2)	2,459	30,393
EXTREME NETWORKS INC (2)	23	440
FIVE9 INC (2)	148	10,699
HUBSPOT INC (2)	74	31,728
INTUIT INC	21	9,362

JABIL INC		1,259	110,993
LAM RESEARCH CORP		270	143,132
LATTICE SEMICONDUCTOR CORP (2)		441	42,116
MICROCHIP TECH INC		2,565	214,896
MICROSOFT CORP		6,820	1,966,203
MONGODB INC (2)		364	84,856
NVIDIA CORP		2,179	605,261
ORACLE CORPORATION		1,559	144,862
PAYCOM SOFTWARE INC (2)		389	118,260
QUALCOMM INC		2,985	380,826
QUALYS INC (2)		536	69,691
SANMINA CORPORATION (2)		20	1,220
SKYWORKS SOLUTIONS INC		2,971	350,519
TERADYNE INC		77	8,278
TESSCO TECHNOLOGIES (2)		44	211
TEXAS INSTRUMENTS INC		4,550	846,346
VARONIS SYSTEMS INC (2)		2,922	76,001
VISHAY INTERTECHNOLOGY INC		15	339
ZEBRA TECH CORP (2)		313	99,534
ZOOM VIDEO COMMUNICATIONS, INC. (2)		750	55,380

			7,599,004

Materials - 0.4%
ADVANSIX INC		12	459
BERRY GLOBAL GROUP INC		1,663	97,951
CF INDUSTRIES HOLDINGS		132	9,569
DOW INC		323	17,707
EAGLE MATERIALS INC		81	11,887
FREEPORT-MCMORAN INC		688	28,146
INTERNATIONAL PAPER CO		2	72
LOUISIANA PAC CORP		224	12,143
LYONDELLBASELL INDUSTRIES NV (A)		957	89,853
MOSAIC COMPANY NEW (HOLDING COMPANY)		6	275
NEWMONT CORPORATION		345	16,912
NUCOR CORP		539	83,259
OLIN CORP		291	16,151
RELIANCE STL & ALUMINUM CO (DEL)		4	1,027
RYERSON HOLDING CORP		41	1,492
SHERWIN WILLIAMS CO		3	674
STEEL DYNAMICS INC		590	66,705
SYLVAMO CORPORATION		24	1,110
UNITED STATES STEEL CORP		810	21,141
WARRIOR MET COAL INC		17	624

			477,157

Real Estate Investment Trust - 0.0%
CBRE GROUP INC CL A (2)		46	3,349
SIMON PROPERTY GROUP INC NEW		874	97,862
Spirit MTA REIT Liquidating Trust (2)(5)		477	0

			101,211

Utilities - 0.0%
BROOKFIELD RENEWABLE CORPORATION W/I		97	3,390
CLEARWAY ENERGY INC		22	689
NRG ENERGY INC		153	5,246

			9,325

Total Common Stocks (United States)	(Cost	$22,670,649)	23,899,737

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		153	4,148

Total Preferred Stock (United States)	(Cost	$3,824)	4,148

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		4	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		1	0

Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		21	186
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		6	113
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		8	142
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		2	28

Total Warrants (United States)	(Cost	$374)	469

Registered Investment Companies - 49.1%

U.S. Fixed Income - 42.0%
Baird Core Plus Bond Fund - Class I		258,138	2,604,615
BBH Limited Duration Fund - Class I		128,002	1,283,864
Diamond Hill Short Duration Securitized Bond Fund - Class Y		447,834	4,245,471
DoubleLine Total Return Bond Fund - Class I		330,653	2,965,961
Frost Total Return Bond Fund - Class I		185,708	1,751,230
Guggenheim- Total Return Bond Fund - Class I		54,006	1,288,044
iShares 20+ Year Treasury Bond ETF		39,656	4,218,209
ISHARES 3-7 YEAR TREASURY BOND ETF		32,768	3,855,155
ISHARES 7-10 YEAR TREASURY BOND ETF		84,918	8,417,071
iShares Core U.S. Aggregate Bond ETF (6)		43,450	4,329,358
PGIM Short-Term Corporate Bond Fund - Class Q		406,152	4,191,487
Pioneer Bond Fund - Class K		204,257	1,705,546
Segall Bryant & Hamill Plus Bond Fund - Class I		334,907	3,111,284
SPDR Bloomberg High Yield Bond ETF (6)		47,079	4,369,873
Xtrackers USD High Yield Corporate Bond ETF (6)		75,849	2,635,753

			50,972,921

International Fixed Income - 7.1%
iShares JP Morgan USD Emerging Markets Bond ETF (6)		99,350	8,571,918

			8,571,918

Total Registered Investment Companies	(Cost	$59,834,405)	59,544,839

Money Market Registered Investment Companies - 31.0%

Federated Hermes Government Obligations Fund, 4.69%		12,715,000	12,715,000
Meeder Institutional Prime Money Market Fund, 4.88% (3)		24,832,079	24,832,079

Total Money Market Registered Investment Companies	(Cost	$37,532,505)	37,547,079

Total Investments - 99.8%	(Cost	$120,041,757)	120,996,272

Other Assets less Liabilities - 0.2%			282,062

Total Net Assets - 100.0%			121,278,334

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		1,464	17,129
Meeder Dynamic Allocation Fund - Retail Class		3,904	46,965
Meeder Muirfield Fund - Retail Class		2,533	21,303
Meeder Conservative Allocation Fund - Retail Class		422	8,934

Total Trustee Deferred Compensation	(Cost	$88,342)	94,331

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(10)	6/16/2023	(2,529,700)	(103,822)
Mini MSCI EAFE Index Futures	30	6/16/2023	3,144,750	86,405
Mini MSCI Emerging Markets Index Futures	13	6/16/2023	647,075	22,667
Russell 2000 Mini Index Futures	15	6/16/2023	1,360,125	33,962
Standard & Poors 500 Mini Futures	(34)	6/16/2023	(7,034,175)	(380,740)

Total Futures Contracts	14		(4,411,925)	(341,528)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$120,996,272	$(341,528)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$120,996,272	$(341,528)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.

(4)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.